Acquisitions and Divestures - Goodwill Assigned to Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Amount of goodwill recognized	$ 7,796	$ 7,776	$ 7,472
Electronic Systems [Member]
Goodwill [Line Items]
Amount of goodwill recognized	4,085	4,046	3,750
Communication Systems [Member]
Goodwill [Line Items]
Amount of goodwill recognized	992	992	992
2011 Business Acquisitions [Member]
Goodwill [Line Items]
Amount of goodwill recognized	19		19
2011 Business Acquisitions [Member] | Electronic Systems [Member]
Goodwill [Line Items]
Amount of goodwill recognized	10
2011 Business Acquisitions [Member] | Communication Systems [Member]
Goodwill [Line Items]
Amount of goodwill recognized	$ 9